Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2022
Securitizations and Variable Interest Entities [Abstract]
Transfers With Continuing Involvement	Table 16.1 presents information about transfers of assets during the periods presented for which we recorded the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we received proceeds and recorded servicing assets, securities, and loans. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and generally securities are classified as Level 2. Substantially all transfers were related to residential mortgage securitizations with the GSEs or GNMA and resulted in no gain or loss because the loans are measured at fair value on a recurring basis. Additionally, we may transfer certain government insured loans that we previously repurchased. These loans are carried at the lower of cost or market, and we recognize gains on such transfers when the market value is greater than the carrying value of the loan when it is sold.
Table 16.1: Transfers with Continuing Involvement

	Year ended December 31,
	2022		2021		2020
(in millions)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Assets sold	$75,582	13,735	157,063	18,247	177,441	11,744
Proceeds from transfer (1)	75,634	13,963	157,852	18,563	177,478	12,034
Net gains (losses) on sale	52	228	789	316	37	290

Continuing involvement (2):
Servicing rights recognized	$966	128	1,636	166	1,808	161
Securities recognized (3)	2,062	189	23,188	173	31,567	112
Loans recognized	—	—	926	—	—	—
(1)Represents cash proceeds and the fair value of non-cash beneficial interests recognized at securitization settlement.
(2)Represents assets or liabilities recognized at securitization settlement date related to our continuing involvement in the transferred assets.
(3)Represents debt securities obtained at securitization settlement held for investment purposes that are classified as available-for-sale or held-to-maturity, which predominantly relate to agency securities. Excludes trading debt securities held temporarily for market-marking purposes, which are sold to third parties at or shortly after securitization settlement, of $19.0 billion, $40.7 billion, and $37.6 billion, during the years ended December 31, 2022, 2021 and 2020, respectively.

Residential MSRs - Assumptions at Securitization Date
Table 16.2 presents the key weighted-average assumptions we used to initially measure residential MSRs recognized during the periods presented.

Table 16.2: Residential MSRs – Assumptions at Securitization Date

	Year ended December 31,
	2022	2021	2020
Prepayment rate (1)	12.4%	13.7	15.4
Discount rate	8.0	5.9	6.5
Cost to service ($ per loan)	$110	91	96
(1)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

Sold or Securitized Loans Serviced for Others	Table 16.3 presents information about loans that we sold or securitized in which we have ongoing involvement as servicer. Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. For loans sold or securitized where servicing is our only form of continuing involvement, we generally experience a loss only if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts. Table 16.3 excludes mortgage loans in GSE or GNMA securitizations of $704.5 billion and $736.8 billion at December 31, 2022 and 2021, respectively. Delinquent loans and foreclosed assets related to GSEs and GNMA were $4.6 billion and $10.3 billion at December 31, 2022 and 2021, respectively.
Table 16.3: Sold or Securitized Loans Serviced for Others

					Net charge-offs
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended December 31,
(in millions)	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021	2022	2021
Commercial	$67,029	65,655	912	1,617	49	143
Residential	9,201	9,288	501	764	14	22
Total off-balance sheet sold or securitized loans	$76,230	74,943	1,413	2,381	63	165
(1)Includes $274 million and $403 million of commercial foreclosed assets and $25 million and $29 million of residential foreclosed assets at December 31, 2022 and 2021, respectively.

Unconsolidated VIEs
Table 16.4 provides a summary of our exposure to the unconsolidated VIEs described above, which includes investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives. We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary or administrative in nature or insignificant in size.
In Table 16.4, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. “Carrying value” is the amount in our consolidated balance sheet related to our involvement with the unconsolidated VIEs. “Maximum exposure to loss” is determined as the carrying value of our investment in the VIEs excluding the unconditional repurchase options that have not been exercised, plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees.
Debt, guarantees and other commitments include amounts related to lending arrangements, liquidity agreements, and certain loss sharing obligations associated with loans originated, sold, and serviced under certain GSE programs.
“Maximum exposure to loss” represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this disclosure is not an indication of expected loss.
Table 16.4: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2022
Nonconforming mortgage loan securitizations	$154,464	—	2,420	—	617	(13)	3,024
Commercial real estate loans	5,627	5,611	—	—	16	—	5,627
Other	2,174	292	1	43	21	—	357
Total	$162,265	5,903	2,421	43	654	(13)	9,008
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations		$—	2,420	—	617	13	3,050
Commercial real estate loans		5,611	—	—	16	705	6,332
Other		292	1	43	21	228	585
Total		$5,903	2,421	43	654	946	9,967
		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2021
Nonconforming mortgage loan securitizations	$146,482	—	2,620	—	694	—	3,314
Commercial real estate loans	5,489	5,481	—	—	8	—	5,489
Other	3,196	531	3	62	49	(1)	644
Total	$155,167	6,012	2,623	62	751	(1)	9,447
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations		$—	2,620	—	694	27	3,341
Commercial real estate loans		5,481	—	—	8	710	6,199
Other		531	3	62	49	229	874
Total		$6,012	2,623	62	751	966	10,414
(1)Includes $172 million and $352 million of securities classified as trading at December 31, 2022 and 2021, respectively.
(2)All other assets includes mortgage servicing rights, derivative assets, and other assets (predominantly servicing advances).

LIHTC Investments	Table 16.5 summarizes the amortization of our LIHTC investments and the related tax credits and other tax benefits that are recognized in income tax expense/(benefit) on our consolidated statement of income.
Table 16.5: LIHTC Investments

	Year ended December 31,
(in millions)	2022	2021	2020
Proportional amortization of investments	$1,549	1,545	1,407
Tax credits and other tax benefits	(1,834)	(1,783)	(1,639)
Net expense/(benefit) recognized within income tax expense	$(285)	(238)	(232)

Transactions with Consolidated VIEs
Table 16.6 presents a summary of financial assets and liabilities of our consolidated VIEs. The carrying value represents assets and liabilities recorded on our consolidated balance sheet. “Total VIE assets” includes affiliate balances that are eliminated upon consolidation, and therefore in some instances will differ from the carrying value of assets.
On our consolidated balance sheet, we separately disclose (1) the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs, and (2) the consolidated liabilities of certain VIEs for which the VIE creditors do not have recourse to Wells Fargo.
Table 16.6: Transactions with Consolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities	All other assets (1)	Long-term debt	All other liabilities (2)
December 31, 2022
Commercial and industrial loans and leases	$7,148	4,802	—	190	—	(129)
Other	72	—	71	1	—	(72)
Total consolidated VIEs	$7,220	4,802	71	191	—	(201)
December 31, 2021
Commercial and industrial loans and leases	$7,013	4,099	—	231	—	(188)
Other	516	377	71	3	(149)	(71)
Total consolidated VIEs	$7,529	4,476	71	234	(149)	(259)
(1)All other assets includes cash and due from banks, and other assets.
(2)All other liabilities includes short-term borrowings, and accrued expenses and other liabilities.